Note 15 - Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Other Long-term Liabilities [Table Text Block]
	December 31,
	2017	2016
Provision for retirement indemnities (Japan & France), less current portion	2,008	1,980
Provision for employee termination indemnities (Italy) less current portion	349	320
Provision for warranty costs, less current portion	184	201
Provision for Asset Retirement Obligation (Japan) less current portion	101	80
Conditional government advances, less current portion	1,039	237
Total	3,681	2,818

Schedule of Assumptions Used [Table Text Block]
	Pension Benefits – France
	2017	2016	2015

Discount rate	1.60%	1.60%	2.20%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	24
	Pension Benefits – Japan
	2017	2016	2015

Discount rate	0.50%	0.60%	1.00%
Salary increase	2.50%	2.50%	2.00%
Retirement age	60	60	60
Average retirement remaining service period	14	14	16

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	France	Japan

Non-current liabilities	867	1,141
Current liabilities	27	40
Accumulated other comprehensive income (loss)	(165)	(412)
Total	729	769
	France	Japan

Non-current liabilities	840	1,138
Current liabilities	2	24
Accumulated other comprehensive income (loss)	(169)	(465)
Total	673	697

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
France	2017	2016	2015

Change in benefit obligations:
Benefit obligations at beginning of year	842	694	665
Service cost	66	45	46
Interest cost	13	15	13
Actuarial (gain) / loss	-	88	(30)
Amortization of net prior service cost	1	-	-
Benefits paid	(27)	-	-
Benefit obligations at end of year (1)	895	842	694

Unrecognized actuarial (gain) loss (2)	144	147	58
Unrecognized prior service cost (2)	22	23	24
Accrued pension cost	729	672	612
Japan	2017	2016	2015

Change in benefit obligations:
Benefit obligations at beginning of year	1,162	906	742
Service cost	118	81	72
Interest cost	6	10	8
Amortization of net loss	24	16	-
Actuarial (gain) / loss	(12)	147	-
Benefits paid	(17)	(38)	-
Exchange rate impact	(99)	40	84
Benefit obligations at end of year (1)	1,182	1,162	906

Unrecognized actuarial (gain) loss (2)	412	464	314
Unrecognized prior service cost (2)	-	-
Accrued pension cost	770	698	592

Schedule of Expected Benefit Payments [Table Text Block]
	France	Japan

2018	28	40
2019	10	51
2020	-	6
2021	86	51
2022	-	70
2023-2027	277	721